CAPITAL AND RESERVES - Share capital (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 25, 2018 USD ($)	Jul. 14, 2017 USD ($) tranche	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Jul. 25, 2018 $ / shares shares	Jul. 14, 2017 $ / shares shares
CAPITAL AND RESERVES
Common shares issued			$ 2,304	$ 3,891
Share issue cost			$ 31	$ 225
Flow-through common shares
CAPITAL AND RESERVES
Number of shares (In shares) | shares					227,273	329,000
Price of share (per share) | $ / shares					$ 13.20	$ 15.20
Common shares issued	$ 2,304	$ 3,891
Share issue cost	31	$ 30
Number of offerings | tranche		2
Flow-through common shares | Share capital
CAPITAL AND RESERVES
Common shares issued	1,913	$ 3,182
Flow-through common shares | Contributed surplus
CAPITAL AND RESERVES
Common shares issued	$ 391	$ 709
Preferred shares
CAPITAL AND RESERVES
Shares par value | $ / shares			$ 0